INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Net of Amortization

	March 31, 2022	December 31, 2021
Intangible Assets	$495,000	$495,000
Accumulated amortization	(209,121)	(196,915)
Intangible Assets, net	$285,879	$298,085

Schedule of future amortization

Amortization expense
2022 (Remainder of the year)	$37,295
2023	49,500
2024	49,500
2025	49,500
2026	49,500
Thereafter	50,584
Total	$285,879